Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
Hartford Long/Short Global Equity Fund (Prospectus Summary) | Hartford Long/Short Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Hartford Long/Short Global Equity Fund Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 56 of the Fund's statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 148 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 413% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	413.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates
Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing in both long and short positions in equity and equity-related securities. The Fund, under normal circumstances, invests at least 80% of its net assets in equity securities or equity-related securities, including both long and short positions and derivative investments that provide exposure to equity securities. Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, employs bottom-up, fundamental analysis as well as quantitative and macro-economic research to select securities for purchase. Wellington Management selects securities for the Fund to sell short based on a quantitative investment model designed to identify securities that are likely to underperform the MSCI All Country World Small Cap Index, based on factors such as quality, momentum, and valuation. The Fund typically maintains a net long exposure of around 50-70%. The Fund’s gross long exposure typically exceeds 100% of the Fund’s assets and is generally expected to be around 110-130%. The Fund’s gross long exposure will not exceed 200%. The Fund’s gross short exposure is generally expected to equal 50% of the Fund’s gross long exposure, but could vary based on market movements and/or Wellington Management’s view of market conditions. The Fund’s use of long and short positions is designed to seek to provide capital appreciation with lower volatility than the global equity markets.

The Fund may invest in stocks with a broad range of market capitalizations, but tends to invest primarily in small capitalization companies with market capitalizations within the collective range of the MSCI All Country World Small Cap Index. The Fund may invest in both domestic and foreign issuers, including issuers located in emerging markets. The Fund may invest in derivative instruments, including futures and forward contracts; swaps agreements - such as interest-rate swaps, credit default swaps, or total return swaps; call and put options; or warrants and rights. Any of these derivatives may be used in an effort to enhance returns or to hedge the Fund’s positions by managing or adjusting the risk profile of the Fund or its positions. In addition to derivative instruments, the Fund may invest in repurchase agreements and reverse repurchase agreements, exchange traded funds and similar liquid equity equivalents, as well as cash and cash equivalents. The Fund may trade investments actively.

Under normal circumstances, at least 40% (and normally not less than 30%) of the Fund’s net assets will be invested in (long or short) or exposed to foreign securities or derivative instruments with exposure to foreign securities of at least three different countries outside the United States. Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency. The Fund’s investments in derivative securities, exchange traded funds (ETFs) and exchange traded notes (ETNs) would be considered to be “foreign” if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Investment Strategy Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund’s investment objective will be achieved.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Short Sales Risk −In a short sale, the Fund sells a borrowed security, which it must later repurchase and resell to the lender. The Fund will lose money if it must repurchase the security for a price higher than the price at which it sold the borrowed security. This potential loss is theoretically unlimited. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price, which could make it difficult or impossible for the Fund to effect its investment strategy. When the Fund invests the money it receives from selling securities short, the Fund is employing a form of leverage. The use of leverage may increase the Fund’s exposure to the equity investments in its portfolio and make any change in the Fund’s net asset value greater than it would be without the use of leverage, which could increase the volatility of the Fund’s returns. The Fund’s use of leverage may not be successful and could cause the Fund to underperform the market or other funds. If the Fund uses short sales for hedging purposes, there can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.

Derivatives Risk −Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Successful use of derivative instruments by the Fund depends on the sub-adviser’s judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Swaps Risk −A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Futures and Options Risks −Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

Small Cap Securities Risk −Investments in small capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Active Trading Risk −Active trading could increase the Fund's transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.

Quantitative Investing Risk −The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the quantitative analytical framework, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund's operating expenses had not been limited.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows the Fund’s total return for the first full calendar year of operation
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart:

•                  Shows the Fund’s total return for the first full calendar year of operation

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund's Class A shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the period shown in the bar chart were: Highest 5.82% (1st quarter, 2015) Lowest -3.28% (2nd quarter, 2015)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown
After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns for the Fund over time compared to those of two broad-based market indices. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2015 (including sales charges)
Hartford Long/Short Global Equity Fund (Prospectus Summary) | Hartford Long/Short Global Equity Fund | MSCI All Country World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.84%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.37%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.37%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2014
Hartford Long/Short Global Equity Fund (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Hedge Fund Research, Inc. Equity Hedge Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hedge Fund Research, Inc. Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.33%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.04%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2014
Hartford Long/Short Global Equity Fund (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	2.89%
Other expenses	rr_Component2OtherExpensesOverAssets	0.64%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.64%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.39%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	4.25%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Dividend and interest expenses on short sales	rr_Component3OtherExpensesOverAssets	2.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 953
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,840
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,733
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,994
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	953
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,840
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,733
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,994
Annual Return 2015	rr_AnnualReturn2015	2.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.28%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.28%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.92%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.92%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2014
Hartford Long/Short Global Equity Fund (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.62%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(4.17%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.17%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2014
Hartford Long/Short Global Equity Fund (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.58%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.98%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.98%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2014
Hartford Long/Short Global Equity Fund (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	1.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total other expenses	rr_OtherExpensesOverAssets	2.89%
Other expenses	rr_Component2OtherExpensesOverAssets	0.64%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	5.39%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.39%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	5.00%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Dividend and interest expenses on short sales	rr_Component3OtherExpensesOverAssets	2.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 600
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,574
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,639
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,267
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	500
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,574
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,639
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,267
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.52%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.52%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2014
Hartford Long/Short Global Equity Fund (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	2.91%
Other expenses	rr_Component2OtherExpensesOverAssets	0.66%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.41%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.41%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	4.00%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Dividend and interest expenses on short sales	rr_Component3OtherExpensesOverAssets	2.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 402
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,298
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,205
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,519
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	402
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,298
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,205
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,519
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2014
Hartford Long/Short Global Equity Fund (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	2.91%
Other expenses	rr_Component2OtherExpensesOverAssets	0.66%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.41%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.56%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	3.85%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Dividend and interest expenses on short sales	rr_Component3OtherExpensesOverAssets	2.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 387
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,285
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,193
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,510
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	387
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,285
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,193
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,510
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2014

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with Fund operations.
[3]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.90% (Class A), 2.65% (Class C), 1.65% (Class I) and 1.50% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.